Leases - Income statement and cash flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases
Depreciation, right-of-use assets	$ 7,357	$ 10,112
Interest expense on lease	1,100	1,358	$ 1,972
Currency translation gains on lease liabilities	1,237	(1,610)
Currency translation losses on right of use assets	(1,838)	2,138
Principal	10,185	10,315
Interest	$ 1,100	$ 1,358